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                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                  Columbia Marsico Growth Fund, Variable Series
             Columbia Marsico Focused Equities Fund, Variable Series
                  Columbia Mid Cap Growth Fund, Variable Series
               Columbia Marsico 21st Century Fund, Variable Series
       Columbia Marsico International Opportunities Fund, Variable Series
                    Columbia High Yield Fund, Variable Series

                       SUPPLEMENT DATED FEBRUARY 27, 2007
            TO THE PROSPECTUSES FOR CLASS A SHARES DATED MAY 1, 2006,
        AND TO THE PROSPECTUSES FOR CLASS B SHARES DATED OCTOBER 2, 2006

     Effective immediately, the prospectuses for all share classes of each of the Columbia Funds listed above are hereby supplemented by replacing the bullet point entitled "Portfolio securities disclosure" under the heading "Other important information" with the following:

     - PORTFOLIO HOLDINGS DISCLOSURE - A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

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                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                  Columbia Marsico Growth Fund, Variable Series
             Columbia Marsico Focused Equities Fund, Variable Series
                  Columbia Mid Cap Growth Fund, Variable Series
               Columbia Marsico 21st Century Fund, Variable Series
       Columbia Marsico International Opportunities Fund, Variable Series
                    Columbia High Yield Fund, Variable Series

                       SUPPLEMENT DATED FEBRUARY 27, 2007
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006,
                         AS SUPPLEMENTED OCTOBER 2, 2006

     Effective immediately, the statement of additional information for all share classes of each of the Columbia Funds listed above is hereby supplemented by replacing the section entitled "Disclosure of Fund Information" under the heading "Other Considerations" with the following:

     DISCLOSURE OF FUND INFORMATION

     The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds' website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

     Public Disclosures

     The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds' website. This information is available on the Funds' website as described below.

- For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

- For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

- For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

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     Certain Funds shall also disclose their largest holdings, as a percent of the Funds' portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

     The scope of the information provided pursuant to the Funds' policies relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

     The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov, a link to which is provided on the Columbia Funds' website. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

     With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

     The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds' website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

     Other Disclosures

     The Funds' policies and procedures provide that no disclosures of the Funds' portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

     In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

     In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' sub-advisers, the Funds' independent registered public accounting firm, legal counsel, financial printers, the Funds' proxy solicitor, the Funds' proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

     The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings


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information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds' chief executive officer. These special arrangements are the following:

                                                             CONDITIONS/
                               COMPENSATION/           RESTRICTIONS ON USE OF       FREQUENCY OF
 IDENTITY OF RECIPIENT    CONSIDERATION RECEIVED             INFORMATION             DISCLOSURE
 ---------------------    ----------------------   ------------------------------   ------------
Electra Information       None                     Use of holdings information      Daily
Systems                                            for trade reconciliation
                                                   purposes.

Standard & Poor's         None                     Vendor uses to maintain          Weekly
                                                   ratings for certain Money
                                                   Market Funds.

InvestorTools, Inc.       None                     Access to holdings granted       Real time
                                                   solely for the purpose of
                                                   testing back office
                                                   conversion of trading systems.

ING Insurance Company     None                     Access to holdings granted       Quarterly
                                                   for specific Funds for ING's
                                                   creation of
                                                   client/shareholder
                                                   materials. ING may not
                                                   distribute materials until
                                                   the holdings information is
                                                   made public.

Glass-Lewis               None                     Glass-Lewis receives holdings    Daily
                                                   information in connection
                                                   with testing the firm's proxy
                                                   services.

CMS Bondedge              None                     CMS Bondedge is the vendor       Ad-hoc
                                                   for an application used by
                                                   CMA's Fixed Income Portfolio
                                                   Management team as an
                                                   analytical and trading tool.
                                                   CMS Bondedge may receive
                                                   holdings information to
                                                   assist in resolving technical
                                                   difficulties with the
                                                   application.

Linedata Services, Inc.   None                     Linedata is the software         Ad-hoc
                                                   vendor for the LongView Trade
                                                   Order Management System.
                                                   Linedata may receive holdings
                                                   information to assist in
                                                   resolving technical
                                                   difficulties with the
                                                   application.

JP Morgan                 None                     JP Morgan provides the High      Monthly
                                                   Yield team with peer group
                                                   analysis reports for purposes
                                                   of analyzing the portfolio.

Malaspina                 None                     Vendor uses to facilitate        Quarterly
Communications                                     writing, publishing, and
                                                   mailing Fund shareholder
                                                   reports and communications
                                                   including shareholder letter
                                                   and management's discussion
                                                   of Fund performance.

Data Communique           None                     Vendor uses to automate          Quarterly
                                                   marketing materials. Vendor
                                                   receives top holdings
                                                   information to populate data
                                                   in fact sheet templates.

                                                             CONDITIONS/
                               COMPENSATION/           RESTRICTIONS ON USE OF       FREQUENCY OF
 IDENTITY OF RECIPIENT    CONSIDERATION RECEIVED             INFORMATION             DISCLOSURE
 ---------------------    ----------------------   ------------------------------   ------------
Evare LLP                 None                     Evare obtains account            Daily
                                                   information for purposes of
                                                   standardizing and
                                                   reformatting data according
                                                   to CMA's specifications for
                                                   use in the reconciliation
                                                   process.

Factset Data Systems,     None                     FactSet provides quantitative    Daily
Inc.                                               analytics, charting and
                                                   fundamental data to CMA.
                                                   FactSet requires holdings
                                                   information to provide the
                                                   analytics.

RR Donnelly/WE Andrews    None                     Printers for the Funds'          Monthly
                                                   prospectuses, supplements,
                                                   SAIs, fact sheets, brochures.

Merrill and Bowne         None                     Printers for the Funds'          Monthly
                                                   prospectuses, supplements,
                                                   and SAIs.

Merrill Corporation       None                     Provides fulfillment of the      Monthly
                                                   Funds' prospectuses,
                                                   supplements, SAIs, and sales
                                                   materials.

Citigroup                 None                     Citigroup is the software        Daily
                                                   vendor for Yield Book, an
                                                   analytic software program.
                                                   CMA uses Yield Book to
                                                   perform ongoing risk analysis
                                                   and management of certain
                                                   fixed income Funds and fixed
                                                   income separately managed
                                                   accounts.

Mellon Analytical         None                     Provides portfolio               Monthly
Solutions                                          characteristics to assist in
                                                   performance reviews and
                                                   reporting.

Cogent Consulting         None                     Facilitates the evaluation of    Daily
                                                   commission rates and provides
                                                   flexible commission
                                                   reporting.

Moody's Investors         None                     Vendor uses to maintain          Monthly
Services                                           ratings for certain Money
                                                   Market Funds.